ANFIELD DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	CLOSED END FUNDS — 10.6%
	EQUITY - 3.8%
1,333	Aberdeen Global Dynamic Dividend fund	$ 12,930
332,007	First Trust MLP and Energy Income Fund	2,715,817
		2,728,747
	FIXED INCOME - 6.8%
470,742	Oxford Lane Capital Corporation	2,532,592
125,990	Pimco Dynamic Income Fund	2,402,629
		4,935,221

	TOTAL CLOSED END FUNDS (Cost $8,961,831)	7,663,968

Shares		Fair Value
	COMMON STOCKS — 9.2%
	BUSINESS DEVELOPMENT COMPANIES - 4.6%
167,014	Ares Capital Corporation	3,273,474

	INFRASTRUCTURE REIT - 4.6%
10,321	American Tower Corporation, A	1,964,190
12,706	Crown Castle, Inc.	1,375,933
		3,340,123

	TOTAL COMMON STOCKS (Cost $7,239,782)	6,613,597

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.8%
	ALTERNATIVE - 3.5%
47,098	First Trust ETF III-First Trust Long/Short Equity ETF	2,546,589

	COMMODITY – 15.2%
87,608	Invesco DB Commodity Index Tracking Fund, N	2,162,165
125,176	Invesco DB Energy Fund	2,795,180
57,196	iShares GSCI Commodity Dynamic	1,626,082
100,687	iShares S&P GSCI Commodity Indexed Trust(a)	2,174,839
92,027	Teucrium Corn Fund(a)	2,124,903
		10,883,169

ANFIELD DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.8% (Continued)
	EQUITY – 49.5%
25,399	First Trust Cloud Computing ETF	$ 2,043,858
93,008	First Trust ETF VI-First Trust Dorsey Wright DALI	2,539,118
167,837	First Trust Natural Gas ETF	4,320,124
103,647	Global SuperDividend US ETF	1,802,421
48,570	Global X S&P 500 Covered Call ETF	2,007,884
2,669	Global X SuperDividend ETF	63,149
108,373	Invesco Dynamic Energy Exploration & Production	3,347,642
95,976	Invesco KBW Premium Yield Equity REIT ETF	1,875,371
105,303	Invesco S&P 500 BuyWrite ETF	2,354,586
28,177	iShares Global Healthcare ETF	2,422,095
25,297	iShares Residential and Multisector Real Estate	1,864,136
12,698	iShares US Pharmaceuticals ETF	2,314,261
81,101	NETLease Corporate Real Estate ETF	1,990,657
47,082	Pacer Funds Trust-Pacer Benchmark Industrial Real	1,855,685
143,325	VanEck BDC Income ETF	2,261,669
30,059	VanEck Rare Earth/Strategic Metals ETF	2,454,919
		35,517,575
	FIXED INCOME - 5.6%
83,612	Janus Henderson Short Duration Income ETF	4,009,195

	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,989,022)	52,956,528

	TOTAL INVESTMENTS - 93.6% (Cost $70,190,635)	$ 67,234,093
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.4%	4,570,113
	NET ASSETS - 100.0%	$ 71,804,206

ANFIELD DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
30	CBOE Volatility Index Future	Interactive Broker	08/16/2023	$ 445,902	$ 87,098
30	CBOE Volatility Index Future	Interactive Broker	09/20/2023	490,179	21,821
20	CBOE Volatility Index Future	Interactive Broker	10/18/2023	345,538	10,962
	TOTAL FUTURES CONTRACTS				$ 119,881

BDC	- Business Development Companies
ETF	- Exchange-Traded Fund
GSCI	- Goldman Sachs Commodity Index
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.